Remuneration of auditors	12 Months Ended
Dec. 31, 2022
Auditor's remuneration [abstract]
Remuneration of auditors
25. Remuneration of auditors

	€ million	€ million	€ million
	2022	2021	2020
Fees payable to the Group’s auditors for the audit of the consolidated and parent
company accounts of Unilever PLC	6	5	6
Fees payable to the Group’s auditors for the audit of accounts of subsidiaries of
Unilever PLC pursuant to legislation(a)(b)	17	17	13
Total statutory audit fees	23	22	19
Fees payable to the Group’s auditors for the audit of non-statutory
financial statements(c)	–	5	6
Audit-related assurance services(d)	–	–	–
Other taxation advisory services	–	–	–
Services relating to corporate finance transactions	–	–	–
Other assurance services(e)	1	1	1
All other non-audit services(d)	–	–	–
Total fees payable	24	28	26
(a)Comprises fees payable to the KPMG network of independent member firms affiliated with KPMG International Cooperative for audit work on statutory financial statements and Group reporting returns of subsidiary companies.
(b)Amount payable to KPMG in respect of services supplied to associated pension schemes was less than €1 million individually and in aggregate (2021: less than €1 million individually and in aggregate; 2020: less than €1 million individually and in aggregate).
(c)2021 includes €5 million and 2020 includes €6 million for the audit of carve-out financial statements of ekaterra.
(d)Amounts paid in relation to each type of service are less than €1 million individually and in aggregate (2021: less than €1 million and in aggregate; 2020: less than €1 million and in aggregate).
(e)2022 and 2021 include various services, each less than €1 million individually. 2020 includes €1 million for assurance work on Unification.